UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sloane Robinson LLP
Address:     20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number:   28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tanya Farrell

Title:        Head of Legal and Compliance

Phone:        +44 207 929 8839

Signature, Place, and Date of Signing:

         /s/ Tanya Farrell            London, England         February 09, 2009
         -----------------            ---------------         -----------------
            [Signature]                [City, State]               [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            nil

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:       $366,714
                                             (thousands)

                               Sloane Robinson LLP

                           Form 13F Information Table


                                                             Value     SHRS or   SH/ Put/ Investment  Other      Voting Authority
Name                           Title of Class   CUSIP       x$1000   PRN amount  PRN Call Discretion Managers   Sole  Shared  None
----                           --------------   -----       ------   ----------  --- ---- ---------- --------   ----  ------  ----


ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104    1,794      72,976   SH          SOLE             72,976
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201    2,248     193,800   SH          SOLE            193,800
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    2,059     170,000   SH          SOLE            170,000
CONOCOPHILLIPS                 COM              20825C104    2,611      50,400   SH          SOLE             50,400
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   96,681  10,636,000   SH          SOLE         10,636,000
GAFISA S A                     SPONS ADR        362607301      700      75,600   SH          SOLE             75,600
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107      893     104,100   SH          SOLE            104,100
ISHARES TR                     MSCI EMERG MKT   464287234  220,048   8,812,500   SH          SOLE          8,812,500
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109      448      16,800   SH          SOLE             16,800
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201    1,581     271,600   SH          SOLE            271,600
NETEASE COM INC                SPONSORED ADR    64110W102      126       5,700   SH          SOLE              5,700
NEWS CORP                      CL B             65248E203   25,882   2,701,700   SH          SOLE          2,701,700
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109      345      48,200   SH          SOLE             48,200
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    1,380      67,600   SH          SOLE             67,600
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    2,679     109,400   SH          SOLE            109,400
SONY CORP                      ADR NEW          835699307    7,239     331,000   SH          SOLE            331,000

